Cover	Jul. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2024
Entity File Number	000-55247
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Entity Tax Identification Number	46-3355876
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2311 East Locust Street
Entity Address, City or Town	Ontario
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91761
City Area Code	(626)
Local Phone Number	272-3883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	FCUV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false